UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145
LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2005

Item 1:          Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2005

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 92.13%

COMMON STOCKS 6.72%

Aerospace/Defense 0.11%
Raytheon Co.	250	$9,675,000

Agriculture 0.21%
Archer Daniels Midland Co.	750	18,435,000

Auto Parts & Equipment 0.04%
Cummins, Inc.	50	3,517,500

Banking 0.29%
Wachovia Corp.	500	25,455,000

Beverage 0.29%
PepsiCo, Inc.	475	25,189,250

Chemicals 0.77%
E.I. du Pont de Nemours & Co.	525	26,901,000
Lyondell Chemical Co.	300	8,376,000
Praxair, Inc.	500	23,930,000
Texas Petrochemical, Inc.*	444	7,102,496
Total		66,309,496

Diversified Capital Goods 0.25%
3M Co.	250	21,422,500

Electric - Integrated 0.39%
Dominion Resources, Inc.	200	14,885,925
Northeast Utilities	1,000	19,270,000
Total		34,155,925

Electronics 0.55%
Emerson Electric Co.	400	25,972,000
Hubbell, Inc.	350	17,885,000
Mentor Graphics Corp.*	250	3,425,000
Total		47,282,000

Energy - Exploration & Production 0.69%
Devon Energy Corp.	400	19,100,000

See Notes to Schedule of Investments.

Investments	Shares (000)	Value
Exxon Mobil Corp.	350	$20,860,000
Kerr-McGee Corp.	250	19,582,500
Total		59,542,500

Food - Wholesale 0.31%
Conagra Foods, Inc.	200	5,404,000
Kellogg Co.	500	21,635,000
Total		27,039,000

Forestry/Paper 0.24%
International Paper Co.	400	14,716,000
MeadWestvaco Corp.	200	6,364,000
Total		21,080,000

Gaming 0.05%
Aztar Corp.*	150	4,284,000

Integrated Energy 0.34%
ChevronTexaco Corp.	500	29,155,000

Machinery 0.21%
Parker Hannifin Corp.	300	18,276,000

Media - Broadcast 0.10%
Clear Channel Communications, Inc.	250	8,617,500

Metals/Mining Excluding Steel 0.22%
Alcoa, Inc.	400	12,156,000
Placer Dome, Inc.(b)	400	6,488,000
Total		18,644,000

Multi-Line Insurance 0.30%
MetLife, Inc.	450	17,595,000
Prudential Financial, Inc.	150	8,610,000
Total		26,205,000

Non-Electric Utilities 0.13%
National Fuel Gas Co.	300	8,577,000
Semco Energy, Inc.	489	2,810,491
Total		11,387,491

See Notes to Schedule of Investments.

Investments			Shares (000)	Value
Pharmaceuticals 0.47%
Gilead Sciences, Inc.*			350	$12,530,000
Merck & Co., Inc.			375	12,138,750
Mylan Laboratories, Inc.			400	7,088,000
Pfizer, Inc.			350	9,194,500
Total				40,951,250

Railroads 0.28%
Union Pacific Corp.			350	24,395,000

Real Estate Investment Trusts 0.06%
Healthcare Realty Trust, Inc.			150	5,466,000

Software/Services 0.20%
BEA Systems, Inc.*			525	4,184,250
EMC Corp.*			525	6,468,000
Sungard Data Systems, Inc.*			200	6,900,000
Total				17,552,250

Telecom - Integrated/Services 0.12%
Verizon Communications, Inc.			300	10,650,000

Telecommunications Equipment 0.10%
Avaya Inc.*			750	8,760,000
Total Common Stocks (Cost $491,955,996)				583,446,662

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE NOTES & BONDS 9.28%

Aerospace/Defense 0.74%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$20,000	22,200,000
EDO Corp.	5.25%	4/15/2007	10,000	10,300,000
Lockheed Martin Corp.	2.544%#	8/15/2033	30,000	31,818,000
Total				64,318,000

Brokerage 0.15%
Morgan Stanley+	1.00%	3/30/2012	13,300	13,216,875

Building & Construction 0.26%
Fluor Corp.	1.50%	2/15/2024	20,000	22,700,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 0.04%
Texas Petrochemical Corp.	7.25%	4/30/2009	$1,866	$3,368,130

Computer Hardware 0.19%
ASML Holding N.V.(b)	5.75%	10/15/2006	15,000	16,728,000

Diversified Capital Goods 0.35%
Tyco Int’l. Group(b)	2.75%	1/15/2018	20,000	29,900,000

Electronics 0.43%
Artesyn Technologies, Inc.	5.50%	8/15/2010	4,000	5,230,000
Cypress Semiconductor Corp.	1.25%	6/15/2008	12,500	13,375,000
Flir Systems, Inc.	3.00%	6/1/2023	6,000	9,195,000
RF Micro Devices, Inc.	1.50%	7/1/2010	10,000	9,425,000
Total				37,225,000

Gaming 0.22%
International Game Technology	Zero Coupon	1/29/2033	30,000	19,387,500

Health Services 1.66%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	12,000	11,970,000
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	25,000	33,593,750
Fisher Scientific Int’l., Inc.	3.25%	3/1/2024	15,000	15,281,250
Invitrogen Corp.	1.50%	2/15/2024	25,000	22,500,000
LifePoint Hospitals, Inc.	4.50%	6/1/2009	35,000	36,093,750
Universal Health Services, Inc.	0.426%	6/23/2020	40,000	24,800,000
Total				144,238,750

Household & Leisure Products 0.26%
Costco Cos., Inc.	Zero Coupon	8/19/2017	22,000	22,137,500

Investments & Misc Financial Services 0.33%
Lehman Brothers Holdings Inc.	0.25%	6/24/2008	18,000	18,635,400
Lehman Brothers Holdings Inc.	0.25%	7/7/2011	10,000	10,210,000
Total				28,845,400

Media - Broadcast 0.07%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	6,500	5,703,750

Media - Diversified 1.05%
Liberty Media Corp. Class A	3.25%	3/15/2031	45,000	38,643,750

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Mediacom Communications Corp.	5.25%	7/1/2006	$5,600		$5,530,000
Walt Disney Co. (The)	2.125%	4/15/2023	42,500		46,909,375
Total					91,083,125

Media - Services 0.31%
Lamar Advertising Co.	2.875%	12/31/2010	26,000		26,487,500

Oil Field Equipment & Services 0.38%
Schlumberger Ltd.(b)	1.50%	6/1/2023	30,000		32,925,000

Pharmaceuticals 1.16%
Amylin Pharmaceuticals, Inc.	2.50%	4/15/2011	15,000		13,331,250
Celgene Corp.	1.75%	6/1/2008	10,000		15,000,000
Teva Pharmaceutical Finance B.V.(b)	0.375%	11/15/2022	27,725		40,755,750
Teva Pharmaceutical Finance II, LLC(b)	0.50%	2/1/2024	7,750		7,750,000
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	25,000		23,875,000
Total					100,712,000

Software/Services 1.06%
DST Systems, Inc.	4.125%	8/15/2023	27,000		31,758,750
EMC Corp.	4.50%	4/1/2007	20,000		20,425,000
Manugistics Group, Inc.	5.00%	11/1/2007	20,000		18,225,000
Mentor Graphics Corp.	6.875%	6/15/2007	21,000		21,735,000
Total					92,143,750

Support-Services 0.12%
Charles River Associates, Inc.	2.875%	6/15/2034	6,900		10,289,625

Telecom - Wireless 0.12%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000		10,300,000

Telecommunications Equipment 0.26%
LSI Logic Corp.	4.00%	5/15/2010	25,000		22,562,500

Theaters & Entertainment 0.12%
Lions Gate Entertainment Corp.+(b)	3.625%	3/15/2025	10,000		10,650,000
Total Convertible Notes & Bonds (Cost $789,384,547)					804,922,405

CONVERTIBLE PREFERRED STOCKS 2.39%

Agency 0.11%
Federal National Mortgage Assoc.	5.375%		—	(d)	9,371,163

See Notes to Schedule of Investments.

Investments	Interest Rate		Shares (000)	Value
Automotive 0.09%
Ford Motor Co. Capital Trust II	6.50%		175	$7,934,500

Banking 0.17%
Marshall & Ilsley Corp.	6.50%		550	14,635,500

Beverage 0.07%
Constellation Brands, Inc.	5.75%		160	6,465,600

Electric - Distribution/Transmission 0.43%
FPL Group, Inc.	8.00%		600	37,206,000

Food & Drug Retailers 0.24%
Albertson’s, Inc.	7.25%		900	20,358,000

Health Services 0.12%
Omnicare, Inc.	4.00%		200	10,314,000

Integrated Energy 0.31%
Williams Cos., Inc. (The)	5.50%		300	27,300,000

Media - Broadcast 0.16%
Sinclair Broadcast Group, Inc.	6.00%		340	14,237,500

Multi - Line Insurance 0.06%
XL Capital Ltd. Class A(b)	6.50%		200	4,790,000

Pharmaceuticals 0.29%
Schering-Plough Corp.	6.00%		500	25,150,000

Printing & Publishing 0.34%
Interpublic Group of Cos., Inc. (The) Series A	5.375%		650	29,555,500
Total Convertible Preferred Stocks (Cost $207,453,047)				207,317,763

GOVERNMENT SPONSORED ENTERPRISES BOND 0.93%

Federal Home Loan Mortgage Corp. (Cost $80,386,423)	7.00%	7/15/2005	80,000	80,898,080

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.89%

Federal National Mortgage Assoc.	6.00%	TBA	$50,000	$51,109,400
Federal National Mortgage Assoc.	5.50%	2/1/2033	50,000	50,216,303
Federal National Mortgage Assoc.	5.50%	7/1/2033	59,497	59,712,701
Federal National Mortgage Assoc.	5.50%	10/1/2033	18,736	18,804,099
Federal National Mortgage Assoc.	6.00%	9/1/2032	5,803	5,941,278
Federal National Mortgage Assoc.	6.00%	5/1/2033	6,002	6,144,611
Federal National Mortgage Assoc.	6.00%	10/1/2033	9,749	9,970,659
Federal National Mortgage Assoc.	6.00%	1/1/2034	9,995	10,222,300
Federal National Mortgage Assoc.	6.00%	1/1/2034	20,187	20,645,814
Federal National Mortgage Assoc.	7.00%	3/1/2032	7,575	7,991,846
Federal National Mortgage Assoc.	8.00%	2/1/2030	2,342	2,522,806
Federal National Mortgage Assoc.	8.00%	4/1/2030	3,814	4,108,099
Government National Mortgage Assoc.	8.00%	3/15/2032	2,912	3,140,526
Total Government Sponsored Enterprises Pass-Throughs (Cost $250,769,106)				250,530,442

HIGH YIELD CORPORATE NOTES & BONDS 67.58%

Aerospace/Defense 1.23%
Alliant Techsystems, Inc.	8.50%	5/15/2011	15,000	15,975,000
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	10,825,000
DRS Technologies, Inc.+	6.875%	11/1/2013	8,000	8,040,000
DRS Technologies, Inc.^	6.875%	11/1/2013	22,000	22,110,000
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,720,000
L-3 Communications Holdings, Inc.	6.125%	1/15/2014	7,500	7,425,000
L-3 Communications Holdings, Inc.	7.625%	6/15/2012	2,150	2,295,125
Moog Inc.	6.25%	1/15/2015	4,000	3,940,000
Titan Corp.^	8.00%	5/15/2011	18,250	19,071,250
Total				106,401,375

Apparel/Textiles 0.32%
INVISTA+(b)	9.25%	5/1/2012	25,000	27,625,000

Auto Loans 0.40%
Ford Motor Credit Co.	7.25%	10/25/2011	35,000	34,583,255

Auto Parts & Equipment 2.00%
Accuride Corp.+	8.50%	2/1/2015	10,050	9,899,250

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Advanced Accessory Systems, LLC^	10.75%	6/15/2011	$5,000	$4,200,000
Affinia Group Inc.+	9.00%	11/30/2014	12,740	11,848,200
ArvinMeritor, Inc.^	8.75%	3/1/2012	15,000	15,675,000
Cooper-Standard Automotive Group+	8.375%	12/15/2014	18,750	15,328,125
Cummins, Inc.	9.50%	12/1/2010	16,650	18,439,875
Delco Remy Int’l., Inc.	11.00%	5/1/2009	26,600	24,605,000
Dura Operating Corp.	8.625%	4/15/2012	5,000	4,637,500
Dura Operating Corp.^	9.00%	5/1/2009	15,000	11,925,000
Stanadyne Corp.**+	0.00%/12.00%	8/15/2009 & 2/15/2015	15,000	8,775,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	10,350,000
Tenneco Automotive, Inc.+	8.625%	11/15/2014	12,000	11,730,000
TRW Automotive, Inc.^	11.00%	2/15/2013	13,954	15,698,250
Visteon Corp.	7.00%	3/10/2014	12,000	10,260,000
Total				173,371,200

Automotive 0.43%
General Motors Corp.^	7.20%	1/15/2011	30,000	27,114,030
Navistar Int’l. Corp.^	7.50%	6/15/2011	10,000	10,125,000
Venture Holdings Trust(c)	9.50%	7/1/2005	10,000	112,500
Total				37,351,530

Banking 0.41%
Regions Financial Corp.	7.00%	3/1/2011	14,000	15,474,676
Wells Fargo & Co.	5.10%#	5/6/2018	20,000	19,894,240
Total				35,368,916

Beverage 0.17%
Le-Nature’s, Inc.+	10.00%	6/15/2013	13,500	14,782,500

Building & Construction 0.81%
Beazer Homes USA, Inc.	6.50%	11/15/2013	10,000	9,825,000
Beazer Homes USA, Inc.	8.375%	4/15/2012	8,250	8,786,250
Lennar Corp.	7.625%	3/1/2009	15,000	16,357,575
Schuler Homes, Inc.	9.375%	7/15/2009	15,000	15,799,350
Shaw Group, Inc. (The)^	10.75%	3/15/2010	8,100	8,829,000
William Lyon Homes, Inc.	10.75%	4/1/2013	10,000	11,050,000
Total				70,647,175

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials 1.01%
Ainsworth Lumber Co. Ltd.+(b)	7.25%	10/1/2012	$15,000	$14,775,000
American Standard Cos., Inc.	8.25%	6/1/2009	20,000	22,565,580
Builders FirstSource, Inc.+	7.024%#	2/15/2012	17,400	17,226,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010	22,000	24,310,000
Texas Industries, Inc.	10.25%	6/15/2011	8,000	9,100,000
Total				87,976,580

Chemicals 2.84%
Airgas, Inc.	6.25%	7/15/2014	10,000	10,025,000
Crompton Corp.	9.875%	8/1/2012	29,000	33,350,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	16,500	15,963,750
Ferro Corp.	9.125%	1/1/2009	12,000	13,289,400
Hercules, Inc.	6.75%	10/15/2029	25,000	24,625,000
Huntsman ICI Chemicals LLC^	10.125%	7/1/2009	2,019	2,109,855
Huntsman LLC+	12.00%	7/15/2012	5,181	6,087,675
IMC Global, Inc.	11.25%	6/1/2011	35,000	39,200,000
Lyondell Chemical Co.	9.625%	5/1/2007	9,100	9,805,250
Nalco Co.^	8.875%	11/15/2013	10,000	10,750,000
NOVA Chemicals Corp.(b)	6.50%	1/15/2012	10,000	10,300,000
PQ Corp.+	7.50%	2/15/2013	8,450	8,365,500
Rhodia S.A.^(b)	8.875%	6/1/2011	26,825	26,221,438
Rockwood Specialties Group, Inc.+	7.50%	11/15/2014	17,250	17,336,250
Rockwood Specialties Group, Inc.	10.625%	5/15/2011	4,000	4,460,000
Terra Capital, Inc.	11.50%	6/1/2010	13,000	15,015,000
Total				246,904,118

Cons/Comm/Lease Financing 0.26%
GATX Financial Corp.	8.875%	6/1/2009	20,000	22,598,640

Consumer-Products 1.12%
Aearo Co.	8.25%	4/15/2012	7,500	7,950,000
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,875,000
Playtex Products, Inc.^	9.375%	6/1/2011	17,000	17,765,000
Rayovac Corp.+	7.375%	2/1/2015	15,000	14,437,500
Rayovac Corp.	8.50%	10/1/2013	30,000	31,050,000
Total				97,077,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods 0.78%
J.B. Poindexter & Co., Inc.+	8.75%	3/15/2014	$17,675	$17,675,000
Park-Ohio Industries, Inc.+	8.375%	11/15/2014	10,700	10,379,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	20,000	20,550,000
Trinity Industries, Inc.	6.50%	3/15/2014	20,000	19,400,000
Total				68,004,000

Electric - Generation 2.61%
AES Corp.	7.75%	3/1/2014	15,000	15,562,500
AES Corp.	9.50%	6/1/2009	15,000	16,481,250
AES Gener S.A.(b)	7.50%	3/25/2014	6,750	6,669,432
Calpine Corp.+	8.50%	7/15/2010	15,000	11,850,000
Calpine Generating Co.	11.50%	4/1/2011	10,000	9,350,000
Dynegy Holdings Inc.^	6.875%	4/1/2011	22,000	19,635,000
Dynegy Holdings Inc.+	10.125%	7/15/2013	40,000	43,800,000
Mission Energy Holding Co.	13.50%	7/15/2008	16,000	19,280,000
NRG Energy, Inc.+	8.00%	12/15/2013	20,000	21,250,000
Reliant Resources, Inc.	6.75%	12/15/2014	15,500	14,531,250
Reliant Resources, Inc.	9.50%	7/15/2013	34,500	37,691,250
Texas Genco Holdings, Inc.+	6.875%	12/15/2014	10,575	10,654,313
Total				226,754,995

Electric - Integrated 1.48%
Duke Energy Corp.	5.375%	1/1/2009	12,000	12,298,248
Midwest Generation, LLC	8.75%	5/1/2034	25,000	28,000,000
Nevada Power Co.+	5.875%	1/15/2015	11,800	11,564,000
PG&E Corp.	4.80%	3/1/2014	10,000	9,751,340
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,985,788
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	15,000	16,200,000
PSEG Energy Holdings, Inc.^	8.625%	2/15/2008	15,000	15,900,000
TECO Energy, Inc.	7.50%	6/15/2010	20,000	21,400,000
Total				128,099,376

Electronics 1.02%
Amkor Technology, Inc.^	7.75%	5/15/2013	12,000	10,140,000
Communications & Power Industries, Inc.	8.00%	2/1/2012	17,850	18,207,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corning, Inc.^	5.90%	3/15/2014	$10,000	$10,018,020
Corning, Inc.	8.30%	4/4/2025	15,000	15,672,315
Freescale Semiconductor, Inc.^	7.125%	7/15/2014	16,000	16,800,000
SBA Communications Corp.**	0.00%/9.75%	12/15/2007 & 2011	20,000	17,350,000
Total				88,187,335

Energy - Exploration & Production 2.83%
Chesapeake Energy Corp.+	6.375%	6/15/2015	6,675	6,624,938
Chesapeake Energy Corp.	6.875%	1/15/2016	15,000	15,225,000
Chesapeake Energy Corp.	7.00%	8/15/2014	23,750	24,581,250
Chesapeake Energy Corp.	7.75%	1/15/2015	10,000	10,625,000
El Paso Production Holding Co.	7.75%	6/1/2013	35,000	35,612,500
Energy Partners Ltd.	8.75%	8/1/2010	15,000	16,125,000
EXCO Resources, Inc.	7.25%	1/15/2011	31,000	31,620,000
Forest Oil Corp.^	7.75%	5/1/2014	10,000	10,650,000
Forest Oil Corp.	8.00%	6/15/2008	15,000	16,012,500
Harvest Operations Corp.(b)	7.875%	10/15/2011	10,000	9,925,000
Houston Exploration Co.	7.00%	6/15/2013	16,000	16,320,000
KCS Energy Services, Inc.	7.125%	4/1/2012	11,500	11,672,500
Magnum Hunter Resources Corp.	9.60%	3/15/2012	4,500	5,062,500
Pogo Producing Co.+	6.625%	3/15/2015	12,250	12,311,250
Range Resources Corp.	7.375%	7/15/2013	22,925	23,498,125
Total				245,865,563

Environmental 0.64%
Allied Waste North America, Inc.	5.75%	2/15/2011	15,000	13,725,000
Allied Waste North America, Inc.^	6.125%	2/15/2014	32,500	29,168,750
Allied Waste North America, Inc.+	7.25%	3/15/2015	13,000	12,415,000
Total				55,308,750

Food & Drug Retailers 1.56%
Ingles Markets, Inc.^	8.875%	12/1/2011	23,250	23,947,500
Jean Coutu Group (PJC) Inc. (The)(b)	8.50%	8/1/2014	18,500	18,060,625
Rite Aid Corp.	6.875%	8/15/2013	34,000	31,790,000
Rite Aid Corp.	8.125%	5/1/2010	32,150	32,793,000
Roundy’s, Inc.	8.875%	6/15/2012	10,000	10,750,000
Stater Brothers Holdings Inc.	8.125%	6/15/2012	18,250	17,702,500
Total				135,043,625

Food - Wholesale 1.77%
American Seafood Holdings LLC	10.125%	4/15/2010	10,000	10,800,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	$25,000	$25,000,000
Corn Products Int’l., Inc.	8.25%	7/15/2007	15,000	16,200,885
Del Monte Corp.	8.625%	12/15/2012	10,000	10,875,000
Dole Food Co.	8.75%	7/15/2013	20,000	21,500,000
Dole Food Co.	8.875%	3/15/2011	16,000	17,280,000
Land O’Lakes, Inc.	8.75%	11/15/2011	10,000	10,025,000
Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	16,275,000
Michael Foods, Inc.	8.00%	11/15/2013	6,100	6,374,500
Pinnacle Foods Holding Corp.	8.25%	12/1/2013	22,725	19,543,500
Total				153,873,885

Forestry/Paper 3.18%
Abitibi-Consolidated, Inc.(b)	8.55%	8/1/2010	27,500	28,050,000
Boise Cascade, LLC+	7.125%	10/15/2014	10,000	10,175,000
Bowater, Inc.^	6.50%	6/15/2013	32,000	30,640,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	21,000	20,895,000
Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	20,000,000
Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	10,325,000
JSG Funding plc+(b)	7.75%	4/1/2015	18,000	16,830,000
JSG Funding plc(b)	9.625%	10/1/2012	14,500	15,660,000
JSG Holding plc PIK+(b)	11.50%	10/1/2015	10,000	12,088,003
Longview Fibre Co.	10.00%	1/15/2009	11,500	12,420,000
Newark Group, Inc.	9.75%	3/15/2014	11,500	11,730,000
Norske Skog Canada Ltd.^(b)	7.375%	3/1/2014	18,925	18,451,875
Stone Container Corp.	8.375%	7/1/2012	4,000	4,150,000
Stone Container Corp.	9.75%	2/1/2011	17,000	18,275,000
Tembec Industries, Inc.(b)	7.75%	3/15/2012	15,000	13,725,000
Tembec Industries, Inc.^(b)	8.625%	6/30/2009	33,500	32,495,000
Total				275,909,878

Gaming 4.81%
Aztar Corp.	7.875%	6/15/2014	10,000	10,675,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Boyd Gaming Corp.^	8.75%	4/15/2012	$17,000	$18,487,500
Hard Rock Hotel, Inc.	8.875%	6/1/2013	30,000	32,475,000
Harrah’s Operating Co., Inc.^	5.375%	12/15/2013	10,000	9,930,690
Harrah’s Operating Co., Inc.	7.50%	1/15/2009	25,000	27,214,900
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	34,250	34,078,750
Isle of Capri Casinos, Inc.^	9.00%	3/15/2012	15,000	16,387,500
Las Vegas Sands Inc.+	6.375%	2/15/2015	31,250	29,804,687
Mandalay Resorts Group^	9.375%	2/15/2010	20,000	22,250,000
MGM Mirage, Inc.	6.75%	9/1/2012	29,150	29,514,375
Mohegan Tribal Gaming Authority^	8.00%	4/1/2012	10,000	10,650,000
Park Place Entertainment Corp.^	8.125%	5/15/2011	15,000	16,687,500
Park Place Entertainment Corp.	9.375%	2/15/2007	23,500	25,056,875
Penn National Gaming, Inc.	6.875%	12/1/2011	25,875	26,069,063
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	6,350	6,508,750
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	17,270,000
Scientific Games Corp.+	6.25%	12/15/2012	10,000	10,000,000
Seneca Gaming Corp.^	7.25%	5/1/2012	4,500	4,500,000
Station Casinos, Inc.^	6.50%	2/1/2014	30,500	30,423,750
Turning Stone Casino Resort+	9.125%	12/15/2010	12,000	12,525,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.+	6.625%	12/1/2014	28,000	26,740,000
Total				417,249,340

Gas Distribution 1.85%
El Paso Corp.^	7.00%	5/15/2011	25,000	24,125,000
El Paso Corp.	7.75%	1/15/2032	13,750	13,028,125
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,631,000
Ferrellgas Partners, L.P.	8.75%	6/15/2012	9,350	9,770,750
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	23,050	23,165,250
Sonat, Inc.^	7.625%	7/15/2011	18,000	17,865,000
Suburban Propane Partners, L.P.+	6.875%	12/15/2013	4,325	4,281,750
Suburban Propane Partners, L.P.	6.875%	12/15/2013	20,000	19,800,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	30,000	32,850,000
Total				160,516,875

Health Services 5.11%
Alliance Imaging, Inc.+	7.25%	12/15/2012	10,000	9,500,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
AmeriPath, Inc.	10.50%	4/1/2013	$22,500	$22,500,000
Ardent Health Services Inc.	10.00%	8/15/2013	15,000	17,850,000
Beverly Enterprises, Inc.	7.875%	6/15/2014	7,900	8,769,000
Bio-Rad Laboratories, Inc.+	6.125%	12/15/2014	11,700	11,524,500
CDRV Investors, Inc.**+	0.00%/9.625%	1/1/2010 & 2015	13,750	8,353,125
Coventry Health Care, Inc.+	6.125%	1/15/2015	10,000	10,037,500
DaVita, Inc.+	7.25%	3/15/2015	10,500	10,342,500
Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,768,750
Hanger Orthopedic Group, Inc.^	10.375%	2/15/2009	12,500	12,468,750
HCA Inc.	6.375%	1/15/2015	22,250	22,197,534
HEALTHSOUTH Corp.	8.375%	10/1/2011	20,000	19,800,000
HEALTHSOUTH Corp.	10.75%	10/1/2008	15,000	15,450,000
Medex, Inc.	8.875%	5/15/2013	36,000	40,860,000
National Mentor Inc.+	9.625%	12/1/2012	12,000	12,570,000
National Nephrology Associates, Inc.+	9.00%	11/1/2011	9,000	10,023,750
PacifiCare Health System, Inc.	10.75%	6/1/2009	22,750	25,252,500
PerkinElmer, Inc.	8.875%	1/15/2013	25,750	28,968,750
Prime Medical Services, Inc.	8.75%	4/1/2008	9,150	9,329,157
Rotech Healthcare, Inc.	9.50%	4/1/2012	6,630	7,160,400
Senior Housing Properties Trust	8.625%	1/15/2012	8,750	9,712,500
Stewart Enterprises, Inc.+	6.25%	2/15/2013	7,500	7,312,500
Tenet Healthcare Corp.	7.375%	2/1/2013	50,000	47,375,000
Tenet Healthcare Corp.+	9.25%	2/1/2015	11,050	11,077,625
Tenet Healthcare Corp.	9.875%	7/1/2014	10,000	10,450,000
Triad Hospitals, Inc.^	7.00%	11/15/2013	20,000	19,750,000
Vanguard Health Holding Co. II LLC	9.00%	10/1/2014	18,125	19,167,188
Total				443,571,029

Hotels 1.40%
FelCor Lodging Trust, Inc.	9.00%	6/1/2011	15,000	16,200,000
Gaylord Entertainment Co.+	6.75%	11/15/2014	15,000	14,287,500
Hilton Hotels Corp.^	8.25%	2/15/2011	12,000	13,849,524
Host Marriott L.P.+	6.375%	3/15/2015	17,250	16,560,000
Host Marriott L.P.	7.00%	8/15/2012	20,000	19,900,000
Host Marriott L.P.	9.25%	10/1/2007	25,000	26,875,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
John Q. Hammons Hotels, Inc.	8.875%	5/15/2012	$12,500	$13,468,750
Total				121,140,774

Household & Leisure Products 0.19%
Fedders North America, Inc.	9.875%	3/1/2014	22,250	16,798,750

Investments & Misc Financial Services 0.96%
Dow Jones CDX HY+	7.75%	12/29/2009	85,000	83,087,500

Leisure 0.60%
Gaylord Entertainment Co.	8.00%	11/15/2013	31,000	32,240,000
Six Flags, Inc.	9.625%	6/1/2014	12,000	11,130,000
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	9,160,000
Total				52,530,000

Machinery 0.86%
AGCO Corp.	9.50%	5/1/2008	10,000	10,525,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	11,450,000
Case New Holland, Inc.+	9.25%	8/1/2011	10,000	10,700,000
Dresser, Inc.	9.375%	4/15/2011	15,000	15,975,000
JLG Industries, Inc.	8.25%	5/1/2008	15,000	15,975,000
Manitowoc Co., Inc.	7.125%	11/1/2013	10,000	10,350,000
Total				74,975,000

Media - Broadcast 2.41%
Allbritton Communications Co.^	7.75%	12/15/2012	65,000	64,350,000
Clear Channel Communications, Inc.	4.625%	1/15/2008	20,000	19,782,860
Clear Channel Communications, Inc.	7.65%	9/15/2010	18,500	20,275,038
Emmis Operating Co.	6.875%	5/15/2012	30,000	29,550,000
Lin Television Corp.	6.50%	5/15/2013	10,075	9,772,750
Paxson Communications Co.	10.75%	7/15/2008	40,000	39,900,000
Radio One, Inc.+	6.375%	2/15/2013	10,000	9,875,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	5,000	5,125,000
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	10,000	10,550,000
Total				209,180,648

Media - Cable 4.20%
Century Communications Corp.(c)	8.375%	12/15/2007	8,000	8,120,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Charter Communications Holdings LLC	10.00%	4/1/2009	$50,000	$40,750,000
Charter Communications Holdings LLC	10.25%	9/15/2010	20,000	20,500,000
Comcast Corp.	5.85%	1/15/2010	15,000	15,527,535
CSC Holdings, Inc.	8.125%	8/15/2009	22,800	24,168,000
DirecTV Holdings LLC	8.375%	3/15/2013	26,000	28,275,000
Echostar DBS Corp.	6.375%	10/1/2011	17,500	17,237,500
Echostar DBS Corp.	9.125%	1/15/2009	10,000	10,725,000
Frontiervision L.P.(c)	11.875%	9/15/2007	20,000	27,000,000
Frontiervision L.P. Series B(c)	11.875%	9/15/2007	10,000	13,500,000
Globo Communicacoes e Participacoes S.A.+(b)(c)	10.625%	12/5/2008	20,000	20,100,000
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	50,000	50,000,000
Mediacom Communications Corp.	8.50%	4/15/2008	30,000	30,525,000
Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	42,606,250
Renaissance Media Group LLC	10.00%	4/15/2008	15,000	15,225,000
Total				364,259,285

Media - Diversified 0.18%
Block Communications, Inc.	9.25%	4/15/2009	15,000	16,050,000

Media - Services 0.58%
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	14,820	14,079,000
Interpublic Group of Cos., Inc. (The)^	7.25%	8/15/2011	10,000	10,250,000
Warner Music Group Corp.	7.375%	4/15/2014	25,000	25,875,000
Total				50,204,000

Metals/Mining Excluding Steel 0.67%
Century Aluminum Co.	7.50%	8/15/2014	5,550	5,633,250
Foundation PA Coal Co.	7.25%	8/1/2014	7,300	7,446,000
Neenah Corp.+	13.00%	9/30/2013	5,000	5,150,000
Novelis, Inc.+(b)	7.25%	2/15/2015	15,000	14,775,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	14,550,000
Timken Co. (The)	5.75%	2/15/2010	10,000	10,230,700
Total				57,784,950

Non-Electric Utilities 0.17%
Semco Energy, Inc.	7.75%	5/15/2013	14,050	14,586,274

Non-Food & Drug Retailers 1.40%
Couche-Tard U.S. L.P. (b)	7.50%	12/15/2013	14,000	14,770,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
J.C. Penney Co., Inc.	7.95%	4/1/2017	$20,750	$19,816,250
J.C. Penney Co., Inc.	8.00%	3/1/2010	15,000	15,075,000
Saks, Inc.	7.375%	2/15/2019	34,275	30,847,500
Saks, Inc.	9.875%	10/1/2011	25,000	27,125,000
Toys “R” Us, Inc.	7.625%	8/1/2011	15,000	14,175,000
Total				121,808,750

Office Equipment 0.16%
Xerox Corp.	6.875%	8/15/2011	14,000	14,332,500

Oil Field Equipment & Services 0.58%
Hanover Compressor Co.	8.625%	12/15/2010	12,075	12,678,750
Hanover Compressor Co.	9.00%	6/1/2014	6,150	6,611,250
J. Ray McDermott, S.A.+	11.00%	12/15/2013	10,000	11,250,000
Key Energy Services, Inc.	6.375%	5/1/2013	12,000	11,640,000
Pride Int’l., Inc.	7.375%	7/15/2014	8,000	8,520,000
Total				50,700,000

Packaging 2.46%
Anchor Glass Container Corp.	11.00%	2/15/2013	15,000	13,612,500
BWAY Corp.^	10.00%	10/15/2010	23,000	24,552,500
Constar Int’l., Inc.^	11.00%	12/1/2012	15,000	15,075,000
Crown Cork & Seal, Inc.^	7.375%	12/15/2026	45,000	42,300,000
Graham Packaging Co., Inc.+	8.50%	10/15/2012	17,795	17,883,975
Owens-Brockway Glass Container, Inc.	7.75%	5/15/2011	25,000	26,312,500
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	35,000	37,537,500
Owens Illinois, Inc.	7.50%	5/15/2010	20,000	20,700,000
Portola Packaging, Inc.^	8.25%	2/1/2012	11,950	9,022,250
Vitro Envases Norteamerica+(b)	10.75%	7/23/2011	6,000	6,150,000
Total				213,146,225

Pharmaceuticals 0.74%
Alpharma Inc.+	8.625%	5/1/2011	25,000	23,875,000
Warner Chilcott Corp.+	8.75%	2/1/2015	40,000	40,400,000
Total				64,275,000

Printing & Publishing 1.86%
American Media, Inc.	10.25%	5/1/2009	5,000	5,175,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Dex Media, Inc.**	0.00%/9.00%	11/15/2008 & 2013	$15,000	$11,475,000
Dex Media, Inc.	8.00%	11/15/2013	13,000	13,520,000
Dex Media West	9.875%	8/15/2013	25,394	28,441,280
Houghton Mifflin Co.**^	0.00%/11.50%	10/15/2008 & 2013	25,000	17,500,000
Houghton Mifflin Co.^	9.875%	2/1/2013	35,000	36,225,000
Primedia, Inc.	8.875%	5/15/2011	15,000	15,712,500
R.H. Donnelley Corp.+	6.875%	1/15/2013	22,150	22,039,250
R.H. Donnelley Corp.	10.875%	12/15/2012	10,000	11,575,000
Total				161,663,030

Railroads 0.33%
Union Pacific Corp.	3.625%	6/1/2010	30,500	28,783,033

Restaurants 0.46%
Denny’s Corp./Denny’s Holdings Inc.+	10.00%	10/1/2012	14,500	15,297,500
Friendly Ice Cream Corp.^	8.375%	6/15/2012	14,000	13,370,000
O’Charley’s, Inc.^	9.00%	11/1/2013	10,000	10,900,000
Total				39,567,500

Software/Services 0.42%
Electronic Data Systems Corp.^	6.50%	8/1/2013	27,500	28,168,717
Unisys Corp.	6.875%	3/15/2010	8,000	8,020,000
Total				36,188,717

Steel Producers/Products 0.34%
AK Steel Corp.	7.75%	6/15/2012	15,000	14,512,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	14,700,000
Total				29,212,500

Support - Services 1.51%
Iron Mountain, Inc.	6.625%	1/1/2016	37,000	33,947,500
Iron Mountain, Inc.	7.75%	1/15/2015	50,000	49,625,000
Iron Mountain, Inc.	8.625%	4/1/2013	15,000	15,225,000
JohnsonDiversey Holdings, Inc.**^	0.00%/10.67%	5/15/2007 & 2013	12,000	10,380,000
United Rentals North America, Inc.^	7.75%	11/15/2013	22,225	21,669,375
Total				130,846,875

Telecom - Fixed Line 0.40%
Level 3 Communications, Inc.	11.25%	3/15/2010	15,000	12,525,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Level 3 Financing, Inc.+^	10.75%	10/15/2011	$25,000	$22,062,500
Total				34,587,500

Telecom - Integrated/Services 2.04%
Cincinnati Bell, Inc.+	8.375%	1/15/2014	3,000	2,970,000
Cincinnati Bell, Inc.	8.375%	1/15/2014	25,000	24,750,000
MCI, Inc.	8.735%	5/1/2014	15,500	17,088,750
Qwest Capital Funding, Inc.	7.90%	8/15/2010	63,000	60,637,500
Qwest Communications Int’l., Inc.+	7.50%	2/15/2011	10,000	9,825,000
Qwest Services Corp.+	14.00%	12/15/2010	31,800	36,967,500
Telefonica de Argentina S.A.^(b)	9.125%	11/7/2010	13,500	13,837,500
Valor Telecommunications Enterprises LLC/Finance Corp.+	7.75%	2/15/2015	11,275	11,275,000
Total				177,351,250

Telecom - Wireless 2.71%
Airgate PCS, Inc.+	6.41%#	10/15/2011	12,000	12,300,000
Airgate PCS, Inc.+^	9.375%	9/1/2009	5,000	5,325,000
Airgate PCS, Inc.	9.375%	9/1/2009	9,000	9,584,894
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	17,137,500
Centennial Communications Corp.	10.125%	6/15/2013	33,000	36,630,000
Crown Castle Int’l. Corp.	10.75%	8/1/2011	20,000	21,450,000
Dobson Communications Corp.	8.875%	10/1/2013	6,900	5,451,000
Dobson Communications Corp.	10.875%	7/1/2010	15,000	13,350,000
Nextel Partners, Inc.^	8.125%	7/1/2011	27,200	29,036,000
Rogers Wireless, Inc.(b)	9.625%	5/1/2011	5,000	5,700,000
Rural Cellular Corp.^	9.75%	1/15/2010	20,225	18,607,000
TeleCorp PCS, Inc.	10.625%	7/15/2010	16,000	17,143,520
Triton PCS, Inc.	8.75%	11/15/2011	14,500	10,186,250
Triton PCS, Inc.	9.375%	2/1/2011	11,000	7,837,500
UbiquiTel Operating Co.+	9.875%	3/1/2011	10,000	11,075,000
Western Wireless Corp.	9.25%	7/15/2013	12,500	14,312,500
Total				235,126,164

Telecommunications Equipment 0.15%
Lucent Technologies, Inc.	6.45%	3/15/2029	15,000	13,012,500

Theaters & Entertainment 0.60%
AMC Entertainment, Inc.	8.00%	3/1/2014	25,000	24,000,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Carmike Cinemas, Inc. Class A^	7.50%	2/15/2014	$11,325	$11,169,281
Cinemark USA, Inc.	9.00%	2/1/2013	10,000	10,900,000
LCE Acquisition Corp.+	9.00%	8/1/2014	6,400	6,400,000
Total				52,469,281

Transportation Excluding Air/Rail 0.56%
CHC Helicopter Corp.+(b)	7.375%	5/1/2014	5,000	4,893,750
CHC Helicopter Corp.(b)	7.375%	5/1/2014	15,000	14,681,250
Horizon Lines LLC+	9.00%	11/1/2012	4,200	4,494,000
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	12,790	12,662,100
Offshore Logistics, Inc.	6.125%	6/15/2013	12,500	11,937,500
Total				48,668,600
Total High Yield Corporate Notes & Bonds (Cost $5,767,586,868)				5,865,409,046

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.24%

Credit Suisse First Boston 1998-C2 A2 (Cost $19,515,565)	6.30%	11/11/2030	20,000	21,123,172

U.S. TREASURY OBLIGATIONS 2.10%

U.S. Treasury Note	4.00%	2/15/2015	40,000	38,443,760
U.S. Treasury Note	5.00%	2/15/2011	100,000	103,894,600
U.S. Treasury Note	6.75%	5/15/2005	40,000	40,201,600
Total U.S. Treasury Obligations (Cost $184,097,692)				182,539,960
Total Long-Term Investments (Cost $7,791,149,244)				7,996,187,530

			Shares (000)

SHORT-TERM INVESTMENTS 11.02%

Collateral for Securities on Loan 4.53%
State Street Navigator Securities Lending Prime Portfolio 2.74%(e)			393,387	393,386,941

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Repurchase Agreement 6.49%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $245,525,000 of Federal Home Loan Bank at zero coupon to 4.80% due from 4/8/2005 to 9/2/2010 and $200,000,000 of Federal Home Loan Mortgage Corp. at 6.04% due 12/27/2029 and $54,470,000 of Federal National Mortgage Assoc. at zero coupon due from 5/25/2005 to 6/22/2005 and $74,850,000 of United States Treasury Billls at zero coupon due 6/16/2005; value: $575,541,417; proceeds: $563,031,025			$562,996	$562,996,307
Total Short-Term Investments (Cost $956,383,248)				956,383,248

Total Investments in Securities 103.15% (Cost $8,747,532,492)				8,952,570,778
Liabilities in Excess of Cash and Other Assets (3.15%)				(273,364,020)
Net Assets 100.00%				$8,679,206,758

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at March 31, 2005.
^

All (or a portion of security) on loan. As of March 31, 2005, the value of securities loaned for the Fund is $384,996,590. These loans are collateralized by cash of $393,386,941, which is invested in a restricted money market account. See Note 2.

(a)

Bond issued by a foreign entity, denominated in its local currency and converted to U.S. dollars at a period end exchange rate. The value of this security is 0.14% of total net assets. The remaining securities, 99.86%, of total net assets, are invested in U.S. dollar-denominated securities.

(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)	Rate shown reflects 7 day yield as of March 31, 2005.
PIK	Payment-in-Kind.
TBA	To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company.  The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)         Securities Lending-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)            Structured Securities-The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g)         When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.              FEDERAL TAX INFORMATION

As of March 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$8,786,051,761
Gross unrealized gain	349,328,228
Gross unrealized loss	(182,809,211)
Net unrealized security gain	$166,519,017

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of certain securities.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:          Controls and Procedures.

(a)  Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005